BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 03, 2019	Jun. 26, 2021	Jun. 27, 2020	Dec. 02, 2019
Business Acquisition [Line Items]
Loss on extinguishment of debt		$ 16,142,113	$ 43,800,931
Mattn Jeremy, Inc. [Member] | One Love Beach Club [Member]
Business Acquisition [Line Items]
Aggregate consideration	$ 12,708,000
Cash	$ 1,000,000
Deferred payment description	$1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing
Subordinate voting shares	5,112,263	3,045,989
Contingent Consideration aggregate value	$ 9,833,000
Deferred payment present value	$ 1,875,000
Subordinate voting shares value		$ 748,658
Loss on extinguishment of debt		$ 248,656
MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Aggregate consideration				$ 6,930,557
Membership interests				100.00%